Consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net earnings	$ 644	$ 604	$ 1,327	$ 1,061
Adjustments to reconcile net earnings to cash flows from operating activities
Severance, acquisition and other costs	41	22	288	251
Depreciation and amortization	1,287	1,270	2,559	2,532
Post-employment benefit plans cost	19	31	48	75
Net interest expense	427	401	824	785
Impairment of assets	8	60	17	73
Losses on investments	8	2	10	8
Net equity losses from investments in associates and joint ventures	0	93	0	93
Income taxes	240	231	497	397
Contributions to post-employment benefit plans	(12)	(10)	(30)	(28)
Payments under other post-employment benefit plans	(15)	(15)	(29)	(31)
Severance and other costs paid	(198)	(98)	(279)	(144)
Interest paid	(308)	(387)	(869)	(835)
Income taxes paid (net of refunds)	(50)	(131)	(124)	(466)
Acquisition and other costs paid	(6)	(11)	(14)	(26)
Net change in operating assets and liabilities	(138)	75	(707)	(476)
Cash flows from operating activities	1,947	2,137	3,518	3,269
Cash flows used in investing activities
Capital expenditures	(763)	(978)	(1,492)	(1,980)
(Increase) decrease in short-term investments	0	(50)	400	250
Business acquisitions	(24)	(435)	(23)	(517)
Business dispositions	36	0	38	0
Spectrum licences	0	(414)	0	(518)
Other investing activities	1	(11)	(12)	(21)
Cash flows used in investing activities	(750)	(1,888)	(1,089)	(2,786)
Cash flows (used in) from financing activities
Increase (decrease) in notes payable	405	404	(726)	1,383
Issue of long-term debt	318	1,617	4,755	3,808
Repayment of long-term debt	(1,725)	(525)	(5,981)	(2,638)
Purchase of shares for settlement of share-based payments	(32)	(40)	(96)	(144)
Repurchase of preferred shares	(39)	(38)	(76)	(76)
Cash dividends paid on common shares	(608)	(910)	(1,210)	(1,793)
Cash dividends paid on preferred shares	(38)	(45)	(77)	(91)
Cash dividends paid by subsidiaries to non-controlling interest	0	(28)	(13)	(42)
Other financing activities	(20)	4	(67)	(14)
Cash flows (used in) from financing activities	(1,739)	439	(3,491)	393
Net (decrease) increase in cash	(542)	609	(1,065)	851
Cash at beginning of period	1,049	789	1,572	547
Cash at end of period	507	1,398	507	1,398
Net increase in cash equivalents	0	79	3	25
Cash equivalents at beginning of period	3	171	0	225
Cash equivalents at end of period	$ 3	$ 250	$ 3	$ 250